STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - 1.8%
American Axle & Manufacturing Holdings	214,665	[a]	1,891,199
Cooper Tire & Rubber	97,722		3,591,284
Cooper-Standard Holdings	33,557	[a]	1,023,824
Dorman Products	54,920	[a]	4,988,384
Gentherm	63,486	[a]	3,889,152
LCI Industries	48,183		6,233,917
Motorcar Parts of America	36,057	[a,b]	815,970
Patrick Industries	42,503	[b]	2,935,257
Standard Motor Products	38,752		1,520,241
Winnebago Industries	63,899	[b]	4,412,865
			31,302,093
Banks - 10.6%
Allegiance Bancshares	37,361		1,314,360
Ameris Bancorp	131,858		5,156,966
Axos Financial	97,079	[a]	3,781,227
Banc of California	86,086		1,450,549
BancFirst	35,234	[b]	2,030,535
BankUnited	177,886	[b]	6,163,750
Banner	68,072		3,010,825
Berkshire Hills Bancorp	97,938		1,623,812
Boston Private Financial Holdings	159,659		1,946,243
Bridge Bancorp	32,138	[a]	785,035
Brookline Bancorp	148,827		1,873,732
Cadence Bancorp	244,465		4,380,813
Capitol Federal Financial	249,913		3,103,919
Central Pacific Financial	55,229		1,097,953
City Holding	30,388		2,098,291
Columbia Banking System	135,890		5,234,483
Community Bank System	103,117	[b]	6,687,137
Customers Bancorp	55,043	[a]	1,223,055
CVB Financial	241,406		4,690,519
Dime Community Bancshares	53,836		855,992
Eagle Bancorp	62,273		2,645,980
FB Financial	58,772	[b]	2,195,722
First Bancorp	53,888		1,835,425
First Bancorp	423,431		3,853,222
First Commonwealth Financial	182,603		2,141,933
First Financial Bancorp	186,637		3,419,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Banks - 10.6% (continued)
First Hawaiian	251,756		5,853,327
First Midwest Bancorp	217,786		3,600,003
Flagstar Bancorp	91,758		3,931,830
Great Western Bancorp	105,870		2,540,880
Hanmi Financial	63,199		873,410
Heritage Financial	67,352		1,589,507
Hilltop Holdings	124,976		3,754,279
HomeStreet	40,277		1,466,083
Hope Bancorp	235,169		2,629,189
Independent Bank	63,356		4,756,768
Independent Bank Group	70,189		4,311,008
Meta Financial Group	63,713		2,461,233
Mr. Cooper Group	139,406	[a]	3,796,025
National Bank Holdings, Cl. A	57,670		1,918,681
NBT Bancorp	84,328		2,783,667
NMI Holdings, Cl. A	162,583	[a]	3,448,385
Northfield Bancorp	89,853		1,110,583
Northwest Bancshares	247,454		3,155,039
OFG Bancorp	97,326		1,672,061
Old National Bancorp	318,200		5,342,578
Pacific Premier Bancorp	181,782		6,044,252
Park National	27,478	[b]	2,967,899
Preferred Bank	25,169		1,215,411
Provident Financial Services	140,779		2,607,227
Renasant	107,586	[b]	3,808,544
S&T Bancorp	74,067		1,881,302
Seacoast Banking Corp. of Florida	104,951	[a]	3,195,758
ServisFirst Bancshares	90,987	[b]	3,737,746
Simmons First National, Cl. A	206,514	[b]	5,100,896
Southside Bancshares	59,249		1,858,641
Tompkins Financial	22,688		1,517,147
Triumph Bancorp	42,469	[a]	2,435,172
TrustCo Bank	181,995		1,132,009
United Community Bank	166,449		4,965,174
Veritex Holdings	94,089		2,404,915
Walker & Dunlop	55,843		4,596,996
Westamerica Bancorporation	51,197		2,857,817
			187,922,110
Capital Goods - 11.4%
AAON	77,376	[b]	5,725,824
AAR	62,908	[a]	2,110,563
Aegion	58,415	[a]	1,073,084
Aerojet Rocketdyne Holdings	137,690		7,165,388
AeroVironment	41,585	[a]	4,772,710

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 11.4% (continued)
Alamo Group	19,058		2,660,306
Albany International, Cl. A	58,087		4,038,208
American Woodmark	32,984	[a]	2,853,446
Apogee Enterprises	51,507	[b]	1,807,896
Applied Industrial Technologies	73,579		5,179,226
Arcosa	92,848		5,179,990
Astec Industries	43,709		2,599,374
AZZ	50,327	[b]	2,395,062
Barnes Group	88,127		4,236,265
Boise Cascade	74,619		3,554,103
Chart Industries	67,731	[a,b]	8,135,170
CIRCOR International	39,887	[a]	1,275,187
Comfort Systems USA	69,766		3,867,129
Cubic	59,576	[a,b]	3,644,860
DXP Enterprises	33,621	[a]	779,671
Encore Wire	39,786		2,297,642
Enerpac Tool Group	114,153	[a]	2,313,881
EnPro Industries	39,263		2,834,396
ESCO Technologies	49,359		4,693,054
Federal Signal	117,449		3,839,408
Franklin Electric	72,722		5,048,361
Gibraltar Industries	62,212	[a]	5,576,062
GMS	82,408	[a]	2,389,008
Granite Construction	88,697	[b]	2,626,318
Griffon	87,174		1,957,928
Hillenbrand	142,009		5,836,570
Insteel Industries	34,993		883,223
John Bean Technologies	60,822	[b]	7,048,053
Kaman	53,578		2,698,188
Lindsay	21,003		2,936,850
Lydall	32,807	[a]	987,491
Matrix Service	47,739	[a]	562,843
Meritor	140,372	[a]	3,623,001
Moog, Cl. A	57,043		4,213,766
Mueller Industries	109,392		3,735,737
MYR Group	31,163	[a]	1,732,974
National Presto Industries	9,390	[a]	839,560
NOW	216,117	[a]	1,791,610
Park Aerospace	35,491		471,320
PGT Innovations	113,802	[a]	2,356,839
Powell Industries	17,815		510,756
Proto Labs	51,324	[a,b]	10,870,423
Quanex Building Products	61,748		1,357,839
Raven Industries	67,143	[a]	2,166,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 11.4% (continued)
Resideo Technologies	269,063	[a]	6,215,355
SPX	86,049	[a]	4,449,594
SPX FLOW	79,900	[a]	4,232,303
Standex International	23,312		1,909,486
Tennant	35,709		2,419,285
The Greenbrier Companies	63,324		2,291,062
Titan International	95,909	[a]	661,772
Triumph Group	102,109	[a]	1,105,840
UFP Industries	117,149		6,319,017
Veritiv	26,168	[a]	479,398
Vicor	40,465	[a]	3,501,841
Wabash National	104,027		1,659,231
Watts Water Technologies, Cl. A	52,539	[b]	6,308,358
			202,805,810
Commercial & Professional Services - 2.8%
ABM Industries	128,217		4,710,693
Brady, Cl. A	91,761		4,212,748
CoreCivic	221,989	[a,b,c]	1,578,342
Deluxe	80,689	[b]	2,734,550
Exponent	99,612		8,225,959
Forrester Research	21,288	[a]	844,282
Harsco	152,607	[a]	2,537,854
Heidrick & Struggles International	35,839		1,045,065
Interface	111,777		1,122,241
Kelly Services, Cl. A	62,067	[a]	1,211,548
Korn Ferry	102,654		4,681,022
Matthews International, Cl. A	62,649		1,912,674
Pitney Bowes	331,403	[b]	3,095,304
Resources Connection	56,919		656,845
Team	57,163	[a]	564,770
TrueBlue	70,424	[a]	1,309,182
U.S. Ecology	60,709	[a]	2,003,397
UniFirst	29,153	[b]	6,203,758
Viad	38,945	[a]	1,343,603
			49,993,837
Consumer Durables & Apparel - 4.7%
Callaway Golf	178,503	[a,b]	4,978,449
Cavco Industries	16,330	[a]	3,080,818
Century Communities	56,743	[a,b]	2,663,516
Crocs	128,521	[a]	8,999,040
Ethan Allen Interiors	41,116		972,393
Fossil Group	90,093	[a,b]	1,306,349
G-III Apparel Group	82,642	[a,b]	2,234,640
Installed Building Products	43,497	[a]	4,564,140

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Consumer Durables & Apparel - 4.7% (continued)
iRobot	53,563	[a,b]	6,432,916
Kontoor Brands	89,373		3,228,153
La-Z-Boy	88,366	[b]	3,421,532
LGI Homes	41,836	[a,b]	4,464,320
M.D.C. Holdings	98,571	[b]	5,127,663
M/I Homes	55,803	[a]	2,754,994
Meritage Homes	72,405	[a]	5,811,225
Movado Group	32,748		676,574
Oxford Industries	31,568		2,059,496
Steven Madden	146,669	[a,b]	4,928,078
Sturm Ruger & Co.	33,167		2,101,461
Tupperware Brands	94,028	[a]	2,828,362
Unifi	27,784	[a]	665,427
Universal Electronics	25,657	[a]	1,391,636
Vera Bradley	44,186	[a,b]	373,372
Vista Outdoor	113,309	[a,b]	3,305,224
Wolverine World Wide	155,469		4,452,632
			82,822,410
Consumer Services - 2.0%
American Public Education	28,139	[a]	809,840
BJ's Restaurants	43,109	[a]	2,014,915
Bloomin‘ Brands	154,213	[a]	3,249,268
Brinker International	87,056	[a]	5,125,857
Chuy's Holdings	36,201	[a]	1,269,931
Dave & Buster's Entertainment	91,697	[a,b]	3,119,532
Dine Brands Global	31,592	[a]	2,172,266
El Pollo Loco Holdings	34,829	[a,b]	708,770
Fiesta Restaurant Group	29,665	[a,b]	446,755
Monarch Casino & Resort	23,881	[a]	1,262,111
Perdoceo Education	135,650	[a]	1,604,740
Red Robin Gourmet Burgers	30,679	[a,b]	803,483
Regis	47,158	[a,b]	447,529
Ruth's Hospitality Group	58,549	[a,b]	1,065,006
Shake Shack, Cl. A	68,703	[a,b]	7,792,294
The Cheesecake Factory	80,182	[a,b]	3,605,785
			35,498,082
Diversified Financials - 2.6%
Apollo Commercial Real Estate Finance	246,060	[c]	2,750,951
ARMOUR Residential REIT	122,587	[b,c]	1,369,297
Blucora	95,420	[a]	1,580,155
Brightsphere Investment Group	115,373		2,114,787
Capstead Mortgage	184,757	[c]	986,602
Donnelley Financial Solutions	55,752	[a]	997,403
Encore Capital Group	61,878	[a,b]	1,837,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Diversified Financials - 2.6% (continued)
Enova International	69,489	[a]	1,570,451
EZCORP, Cl. A	94,987	[a]	426,492
Granite Point Mortgage Trust	106,826	[c]	995,618
Green Dot, Cl. A	102,921	[a]	5,169,722
Greenhill & Co.	30,570		354,918
Invesco Mortgage Capital	348,080	[b,c]	1,406,243
KKR Real Estate Finance Trust	49,686	[b,c]	850,624
New York Mortgage Trust	709,957	[c]	2,648,140
PennyMac Mortgage Investment Trust	191,548	[c]	3,304,203
Piper Sandler	26,893		2,456,138
PRA Group	88,367	[a]	2,913,460
Ready Capital	74,841	[b,c]	851,691
Redwood Trust	212,303	[c]	1,821,560
StoneX Group	31,135	[a]	1,666,345
Virtus Investment Partners	13,845		2,907,450
Waddell & Reed Financial, Cl. A	119,298		3,017,046
WisdomTree Investments	217,421		1,159,941
World Acceptance	7,317	[a,b]	1,049,404
			46,206,418
Energy - 3.3%
Archrock	247,392		2,194,367
Bonanza Creek Energy	33,597	[a]	694,114
Bristow Group	43,898	[a]	1,062,771
Callon Petroleum	76,596	[a,b]	1,060,089
CONSOL Energy	52,612	[a]	427,209
Core Laboratories	84,325	[b]	2,781,039
DMC Global	28,447	[a,b]	1,626,315
Dorian LPG	61,193	[a,b]	709,227
Dril-Quip	67,614	[a,b]	2,036,534
Exterran	54,395	[a]	234,986
Green Plains	63,021	[a,b]	1,210,633
Helix Energy Solutions Group	275,868	[a,b]	1,136,576
Helmerich & Payne	205,757		4,995,780
Laredo Petroleum	18,505	[a]	430,611
Matador Resources	212,188	[a,b]	3,242,233
Nabors Industries	12,164	[a,b]	868,753
Oceaneering International	187,331	[a]	1,582,947
Oil States International	126,206	[a]	706,754
Par Pacific Holdings	76,191	[a]	1,011,816
Patterson-UTI Energy	355,662		2,187,321
PBF Energy, Cl. A	182,550	[a,b]	1,546,199
PDC Energy	190,266	[a]	4,130,675
Penn Virginia	30,771	[a,b]	308,941
ProPetro Holding	155,835	[a]	1,245,122

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 3.3% (continued)
QEP Resources	466,671	[a]	1,330,012
Range Resources	490,443	[a,b]	4,516,980
Renewable Energy Group	75,736	[a,b]	6,785,946
REX American Resources	10,651	[a]	814,802
RPC	118,657	[a,b]	529,210
SM Energy	206,718	[a]	1,734,364
Southwestern Energy	1,223,081	[a,b]	4,611,015
Talos Energy	48,400	[a]	409,464
U.S. Silica Holdings	137,596	[a]	1,120,031
			59,282,836
Food & Staples Retailing - .7%
PriceSmart	44,731	[a,b]	4,199,346
SpartanNash	71,618		1,326,365
The Andersons	61,090		1,405,070
The Chefs' Warehouse	63,664	[a,b]	1,737,391
United Natural Foods	108,806	[a]	2,946,466
			11,614,638
Food, Beverage & Tobacco - 2.1%
B&G Foods	121,823	[b]	4,639,020
Calavo Growers	31,446		2,394,613
Cal-Maine Foods	70,290	[a]	2,694,919
Celsius Holdings	51,307	[a,b]	2,739,794
Coca-Cola Consolidated	9,069		2,420,153
Fresh Del Monte Produce	57,651	[b]	1,410,720
J&J Snack Foods	28,356	[b]	4,328,827
John B. Sanfilippo & Son	17,175		1,381,385
MGP Ingredients	24,423	[b]	1,414,092
National Beverage	22,046	[b]	3,340,851
Seneca Foods, Cl. A	13,950	[a]	505,688
The Simply Good Foods Company	159,481	[a,b]	4,551,588
Universal	47,303		2,169,789
Vector Group	246,915		2,898,782
			36,890,221
Health Care Equipment & Services - 8.9%
Addus HomeCare	28,715	[a]	3,231,873
Allscripts Healthcare Solutions	299,564	[a,b]	4,942,806
AMN Healthcare Services	90,680	[a]	6,539,842
AngioDynamics	75,379	[a]	1,412,602
BioTelemetry	65,400	[a]	4,673,484
Cardiovascular Systems	76,313	[a]	3,433,322
Community Health Systems	214,872	[a]	2,002,607
Computer Programs & Systems	25,549	[a]	786,398
CONMED	54,753		6,126,861
CorVel	16,958	[a]	1,675,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 8.9% (continued)
Covetrus	191,012	[a,b]	6,507,779
Cross Country Healthcare	62,822	[a]	550,321
CryoLife	75,588	[a]	1,808,821
Cutera	34,039	[a]	824,084
Fulgent Genetics	25,332	[a,b]	2,798,933
Glaukos	86,155	[a]	7,641,087
Hanger	73,983	[a]	1,515,912
HealthStream	50,432	[a]	1,174,057
Heska	17,173	[a]	2,874,073
HMS Holdings	169,450	[a]	6,239,149
Inogen	34,101	[a]	1,668,562
Integer Holdings	62,311	[a,b]	4,598,552
Invacare	63,945	[a]	598,525
Lantheus Holdings	130,004	[a]	2,115,165
LeMaitre Vascular	33,358	[b]	1,603,185
Magellan Health	43,628	[a]	4,100,159
MEDNAX	162,161	[a,b]	4,422,130
Meridian Bioscience	80,067	[a]	1,769,481
Merit Medical Systems	92,753	[a]	5,022,575
Mesa Laboratories	9,483	[b]	2,628,119
ModivCare	23,913	[a]	3,791,884
Natus Medical	64,192	[a]	1,564,359
NextGen Healthcare	107,657	[a]	2,129,455
Omnicell	80,618	[a]	9,496,800
OraSure Technologies	134,513	[a]	2,048,633
Orthofix Medical	36,859	[a]	1,489,472
Owens & Minor	141,115		4,103,624
R1 RCM	224,540	[a]	5,665,144
RadNet	83,975	[a]	1,503,992
Select Medical Holdings	204,632	[a]	5,259,042
Simulations Plus	29,071	[b]	2,300,679
SurModics	27,309	[a]	1,242,560
Tabula Rasa HealthCare	40,931	[a,b]	2,324,472
Tactile Systems Technology	37,622	[a,b]	2,052,280
The Ensign Group	97,766		7,653,122
The Pennant Group	49,334	[a]	2,652,689
Tivity Health	69,871	[a]	1,575,591
U.S. Physical Therapy	24,225	[a,b]	2,915,237
Varex Imaging	76,948	[a]	1,489,713
Zynex	39,608	[a,b]	715,717
			157,260,719
Household & Personal Products - 1.3%
Central Garden & Pet	19,814	[a]	837,934
Central Garden & Pet, Cl. A	75,300	[a]	2,936,700

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Household & Personal Products - 1.3% (continued)
e.l.f. Beauty	73,991	[a]	1,610,044
Inter Parfums	34,369	[a]	2,137,064
Medifast	22,604		5,304,481
USANA Health Sciences	22,977	[a]	1,901,577
WD-40	26,182	[b]	7,970,063
			22,697,863
Insurance - 2.5%
Ambac Financial Group	89,512	[a]	1,290,763
American Equity Investment Life Holding	174,501		5,093,684
AMERISAFE	37,254		2,067,597
Assured Guaranty	153,277	[b]	5,479,653
eHealth	48,996	[a,b]	2,344,459
Employers Holdings	55,585		1,695,343
HCI Group	11,135		619,440
Horace Mann Educators	78,030		3,056,435
James River Group Holdings	58,499		2,602,036
Palomar Holdings	41,565	[a,b]	4,139,458
ProAssurance	102,162		1,872,629
Safety Insurance Group	26,901		1,975,609
Stewart Information Services	50,549		2,344,463
Third Point Reinsurance	157,154	[a]	1,450,531
Trupanion	62,733	[a,b]	7,038,643
United Fire Group	42,453		1,169,156
United Insurance Holdings	43,585		221,412
Universal Insurance Holdings	55,138		738,298
			45,199,609
Materials - 5.2%
AdvanSix	51,365	[a]	1,095,102
Allegheny Technologies	240,081	[a]	4,083,778
American Vanguard	48,050		795,228
Arconic	187,025	[a]	4,713,030
Balchem	62,002		6,636,074
Carpenter Technology	91,379		2,854,680
Century Aluminum	98,691	[a]	962,237
Clearwater Paper	32,143	[a]	1,224,005
Cleveland-Cliffs	761,579	[a,b]	11,682,622
Ferro	158,736	[a]	2,188,969
FutureFuel	47,831		636,152
GCP Applied Technologies	90,274	[a]	2,237,892
Glatfelter	88,086		1,378,546
H.B. Fuller	99,579		5,067,575
Hawkins	17,665		970,338
Haynes International	25,974		602,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 5.2% (continued)
Innospec	47,191		4,142,898
Kaiser Aluminum	29,717		2,576,464
Koppers Holdings	40,341	[a]	1,342,548
Kraton	61,125	[a]	1,716,390
Livent	279,924	[a,b]	5,100,215
Materion	39,250		2,676,458
Mercer International	75,982		858,597
Myers Industries	69,594		1,395,360
Neenah	32,644		1,662,232
Olympic Steel	20,388		278,296
Quaker Chemical	25,415	[b]	6,662,034
Rayonier Advanced Materials	115,682	[a]	800,519
Schweitzer-Mauduit International	60,481	[b]	2,246,264
Stepan	40,439		4,556,667
SunCoke Energy	160,662		792,064
TimkenSteel	78,286	[a]	393,779
Tredegar	49,946		728,712
Trinseo	73,016		3,711,403
U.S. Concrete	30,686	[a,b]	1,359,083
Warrior Met Coal	96,629	[a]	2,224,400
			92,352,948
Media & Entertainment - 1.0%
AMC Networks, Cl. A	57,027	[a,b]	2,818,274
Gannett	248,875	[a,b]	1,114,960
Glu Mobile	281,735	[a]	2,482,085
Meredith	75,344	[a]	1,652,294
QuinStreet	90,758	[a]	1,921,347
Scholastic	59,408		1,530,944
TechTarget	44,808	[a]	3,347,158
The E.W. Scripps Company, Cl. A	109,417		1,620,466
The Marcus	46,714	[a,b]	822,166
			17,309,694
Pharmaceuticals Biotechnology & Life Sciences - 3.5%
Amphastar Pharmaceuticals	71,193	[a]	1,294,289
ANI Pharmaceuticals	19,578	[a]	558,756
Anika Therapeutics	27,144	[a]	1,004,599
Coherus Biosciences	120,544	[a,b]	2,266,227
Corcept Therapeutics	201,086	[a,b]	5,682,690
Cytokinetics	136,917	[a]	2,693,157
Eagle Pharmaceuticals	23,218	[a,b]	1,083,584
Enanta Pharmaceuticals	34,530	[a]	1,659,512
Endo International	448,989	[a]	3,268,640
Innoviva	116,129	[a]	1,394,709
Lannett	68,005	[a,b]	527,039

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.5% (continued)
Luminex	84,809		2,382,285
Myriad Genetics	146,300	[a]	4,030,565
NeoGenomics	211,745	[a,b]	11,226,720
Pacira Biosciences	83,551	[a]	5,521,050
Phibro Animal Health, Cl. A	41,656		863,945
Prestige Consumer Healthcare	96,425	[a]	3,857,000
REGENXBIO	66,214	[a]	2,736,625
Spectrum Pharmaceuticals	265,305	[a,b]	952,445
Supernus Pharmaceuticals	102,803	[a,b]	3,021,380
Vanda Pharmaceuticals	108,819	[a]	1,560,464
Xencor	108,964	[a,b]	4,985,103
			62,570,784
Real Estate - 7.4%
Acadia Realty Trust	166,483	[a,c]	2,414,004
Agree Realty	112,669	[c]	7,120,681
Alexander & Baldwin	137,270	[c]	2,075,522
American Assets Trust	96,746	[c]	2,673,092
Armada Hoffler Properties	112,691	[c]	1,211,428
Brandywine Realty Trust	327,175	[c]	3,598,925
CareTrust REIT	183,714	[c]	4,126,216
Centerspace	25,235	[c]	1,764,936
Chatham Lodging Trust	94,439	[a,c]	1,011,442
Community Healthcare Trust	42,889	[c]	1,917,996
DiamondRock Hospitality	387,258	[a,c]	3,175,516
Diversified Healthcare Trust	449,433	[c]	1,806,721
Easterly Government Properties	155,641	[c]	3,416,320
Essential Properties Realty Trust	200,948	[c]	4,183,737
Four Corners Property Trust	140,979	[c]	3,716,206
Franklin Street Properties	185,236	[c]	761,320
Getty Realty	70,740	[c]	1,879,562
Global Net Lease	171,058	[c]	2,755,744
Hersha Hospitality Trust	67,791	[a,c]	517,923
Independence Realty Trust	179,263	[c]	2,380,613
Industrial Logistics Properties Trust	126,344	[c]	2,679,756
Innovative Industrial Properties	42,511	[b,c]	7,954,658
iStar	140,012	[b,c]	2,125,382
Kite Realty Group Trust	162,550	[c]	2,591,047
Lexington Realty Trust	533,512	[c]	5,468,498
LTC Properties	73,850	[b,c]	2,853,564
Mack-Cali Realty	163,759	[a,b,c]	2,084,652
Marcus & Millichap	45,028	[a]	1,608,850
National Storage Affiliates Trust	117,882	[b,c]	4,307,408
NexPoint Residential Trust	43,536	[c]	1,718,366

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Real Estate - 7.4% (continued)
Office Properties Income Trust	93,109	[b,c]	2,154,542
RE/MAX Holdings, Cl. A	36,706		1,329,491
Realogy Holdings	220,474	[a]	3,130,731
Retail Opportunity Investments	225,672	[a,c]	3,179,718
Retail Properties of America, Cl. A	415,595	[c]	3,827,630
RPT Realty	159,638	[a,c]	1,476,652
Safehold	27,454	[b,c]	2,020,065
Saul Centers	24,144	[c]	722,630
SITE Centers	284,269	[c]	3,152,543
Summit Hotel Properties	203,204	[a,c]	1,645,952
Tanger Factory Outlet Centers	177,045	[b,c]	2,731,804
The GEO Group	226,325	[b,c]	2,023,346
The St. Joe Company	60,314	[b]	2,683,973
Uniti Group	447,231	[c]	5,505,414
Universal Health Realty Income Trust	24,190	[c]	1,443,659
Urstadt Biddle Properties, Cl. A	56,717	[c]	784,396
Washington Real Estate Investment Trust	159,724	[c]	3,504,345
Whitestone REIT	73,630	[c]	574,314
Xenia Hotels & Resorts	216,393	[a,c]	3,131,207
			130,922,497
Retailing - 7.8%
Abercrombie & Fitch, Cl. A	118,925	[a]	2,743,600
America's Car-Mart	11,312	[a]	1,343,639
Asbury Automotive Group	37,111	[a]	5,292,400
Barnes & Noble Education	48,175	[a]	282,306
Bed Bath & Beyond	240,430	[a,b]	8,494,392
Big Lots	67,959	[b]	4,055,793
Boot Barn Holdings	54,714	[a]	3,131,829
Caleres	73,897		1,116,584
Chico's FAS	224,501	[a]	496,147
Conn's	38,307	[a]	602,569
Core-Mark Holding	85,681		2,627,836
Designer Brands, Cl. A	116,606	[a,b]	1,428,424
GameStop, Cl. A	104,589	[a,b]	33,991,425
Genesco	26,704	[a,b]	1,036,382
Group 1 Automotive	33,055	[b]	4,549,029
Guess?	69,898	[b]	1,623,032
Haverty Furniture	33,500		1,095,115
Hibbett Sports	30,841	[a]	1,740,974
Liquidity Services	52,513	[a]	1,025,054
Lumber Liquidators Holdings	57,241	[a]	1,600,458
Macy's	594,975	[a,b]	8,948,424
MarineMax	41,386	[a,b]	1,731,176

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Retailing - 7.8% (continued)
Monro	64,536	[b]	3,773,420
PetMed Express	38,682	[b]	1,477,652
Rent-A-Center	93,329		4,041,146
Sally Beauty Holdings	218,287	[a,b]	3,296,134
Shoe Carnival	17,392	[b]	817,250
Shutterstock	42,176		2,741,018
Signet Jewelers	101,310	[a,b]	4,115,212
Sleep Number	52,695	[a,b]	5,677,359
Sonic Automotive, Cl. A	45,429		1,859,409
Stamps.com	34,718	[a,b]	7,926,467
The Aaron's Company	62,923	[a]	1,065,916
The Buckle	56,152	[b]	2,207,897
The Cato, Cl. A	32,264	[a]	366,842
The Children's Place	27,224	[a,b]	2,000,147
The Michaels Companies	139,566	[a,b]	2,163,273
The ODP	100,528	[a,b]	4,291,540
Zumiez	40,747	[a]	1,755,381
			138,532,651
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries	73,405	[a]	7,529,885
Axcelis Technologies	62,669	[a]	2,145,787
CEVA	43,413	[a]	2,552,250
Cohu	79,151	[a]	3,219,863
Diodes	80,024	[a]	5,664,099
DSP Group	41,033	[a]	661,862
FormFactor	149,041	[a]	6,091,306
Ichor Holdings	43,126	[a]	1,556,849
Kulicke & Soffa Industries	118,361		4,221,937
MaxLinear	129,744	[a]	4,072,664
Onto Innovation	93,785	[a]	5,069,079
PDF Solutions	58,000	[a]	1,120,560
Photronics	128,748	[a]	1,429,103
Power Integrations	114,065		9,187,936
Rambus	217,303	[a]	4,127,671
SMART Global Holdings	27,301	[a,b]	1,014,232
Ultra Clean Holdings	76,877	[a]	2,967,452
Veeco Instruments	97,290	[a]	1,795,973
			64,428,508
Software & Services - 5.2%
8x8	203,738	[a]	7,181,765
Agilysys	37,969	[a]	1,396,880
Alarm.com Holdings	86,224	[a]	8,011,934
BM Technologies -Restricted	9,267	[a]	134,186
Bottomline Technologies	75,151	[a]	3,590,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 5.2% (continued)
Cardtronics, Cl. A	67,565	[a]	2,624,900
CSG Systems International	63,865		2,751,943
Ebix	44,188	[b]	2,300,869
EVERTEC	114,638	[a]	3,977,939
ExlService Holdings	64,125	[a]	4,917,105
LivePerson	119,234	[a,b]	7,554,666
ManTech International, Cl. A	51,526		4,621,367
MicroStrategy, Cl. A	13,912	[a,b]	8,588,017
NIC	128,196		3,451,036
OneSpan	66,828	[a]	1,558,429
Perficient	63,007	[a,b]	3,440,812
Progress Software	87,516		3,516,393
SPS Commerce	67,644	[a]	6,689,315
Sykes Enterprises	75,448	[a]	2,911,538
TTEC Holdings	34,769		2,627,841
Unisys	121,452	[a]	2,901,488
Virtusa	53,988	[a]	2,756,087
Xperi Holding	205,270		3,953,500
			91,458,725
Technology Hardware & Equipment - 5.2%
3D Systems	237,914	[a,b]	8,455,464
ADTRAN	94,257		1,621,220
Applied Optoelectronics	36,172	[a]	398,254
Arlo Technologies	150,623	[a]	1,266,739
Badger Meter	56,036	[b]	5,139,062
Bel Fuse, Cl. B	17,472		254,742
Benchmark Electronics	67,792		1,717,171
CalAmp	71,104	[a]	711,751
Comtech Telecommunications	47,546		1,014,632
CTS	62,165		1,896,033
Daktronics	81,350	[a]	390,480
Diebold Nixdorf	149,090	[a,b]	2,036,569
Digi International	57,932	[a]	1,070,004
ePlus	26,452	[a]	2,223,026
Extreme Networks	230,916	[a]	1,868,110
Fabrinet	71,066	[a]	5,609,950
FARO Technologies	34,742	[a]	2,451,743
Harmonic	187,658	[a,b]	1,456,226
Insight Enterprises	66,590	[a]	5,067,499
Itron	77,869	[a,b]	6,698,291
Knowles	177,979	[a]	3,433,215
Methode Electronics	71,676		2,705,769
MTS Systems	36,034	[a]	2,109,430
NETGEAR	58,848	[a]	2,435,719

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Technology Hardware & Equipment - 5.2% (continued)
OSI Systems	31,800	[a]	2,862,636
PC Connection	20,261	[b]	994,613
Plantronics	72,107	[a]	2,287,234
Plexus	55,992	[a]	4,306,905
Rogers	35,956	[a]	5,611,653
Sanmina	126,329	[a]	3,928,832
ScanSource	50,256	[a]	1,215,693
TTM Technologies	188,000	[a]	2,521,080
Viavi Solutions	441,098	[a]	6,814,964
			92,574,709
Telecommunication Services - 1.6%
ATN International	20,703		893,956
Cincinnati Bell	93,649	[a]	1,427,211
Cogent Communications Holdings	80,850		4,604,408
Consolidated Communications Holdings	141,207	[a]	862,069
Iridium Communications	223,671	[a,b]	11,020,270
Shenandoah Telecommunication	96,821		3,763,432
Spok Holdings	36,977		411,184
Vonage Holdings	443,323	[a]	5,532,671
			28,515,201
Transportation - 2.4%
Allegiant Travel	25,037	[a]	4,543,965
ArcBest	49,645		2,301,046
Atlas Air Worldwide Holdings	49,919	[a]	2,586,803
Echo Global Logistics	52,022	[a]	1,369,739
Forward Air	53,416		3,829,393
Hawaiian Holdings	86,190	[a]	1,686,738
Heartland Express	97,455		1,829,230
Hub Group, Cl. A	64,978	[a]	3,419,792
Marten Transport	115,550		1,831,468
Matson	82,807		4,951,859
Saia	49,812	[a,b]	8,804,271
SEACOR Holdings	36,472	[a]	1,522,341
SkyWest	97,316	[a]	3,794,351
			42,470,996
Utilities - 1.5%
American States Water	70,541		5,449,998
Avista	132,292		4,958,304
California Water Service Group	94,522		5,164,682
Chesapeake Utilities	32,939	[b]	3,341,003
Northwest Natural Holding	59,094	[b]	2,760,281
South Jersey Industries	193,068	[b]	4,459,871
			26,134,139
Total Common Stocks (cost $1,041,750,874)			1,756,767,498

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Core S&P Small-Cap ETF (cost $6,373,162)		69,594	[b]	6,790,287
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.10%, 2/25/21 (cost $624,957)		625,000	[d,e]	624,985
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,848,122)	0.08	4,848,122	[f]	4,848,122

Investment of Cash Collateral for Securities Loaned - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $53,233,941)	0.04	53,233,941	[f]	53,233,941
Total Investments (cost $1,106,831,056)		102.8%		1,822,264,833
Liabilities, Less Cash and Receivables		(2.8%)		(48,936,748)
Net Assets		100.0%		1,773,328,085

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $347,846,019 and the value of the collateral was $363,370,189, consisting of cash collateral of $53,233,941 and U.S. Government & Agency securities valued at $310,136,248.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,756,767,498	-	-	1,756,767,498
Exchange-Traded Funds	6,790,287	-	-	6,790,287
Investment Companies	58,082,063	-	-	58,082,063
U.S. Treasury Securities	-	624,985	-	624,985
Other Financial Instruments:
Futures††	553,640	-	-	553,640

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Smallcap Stock Index Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	91	3/19/2021	8,856,670	9,410,310	553,640
Gross Unrealized Appreciation				553,640

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2021, accumulated net unrealized appreciation on investments was $715,433,777, consisting of $813,055,809 gross unrealized appreciation and $97,622,032 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.